Other Taxes Payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other taxes [line items]
Other tax payable non current	R$ 155,070	R$ 154,599
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	5,654	14,658
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	4,936	11,532
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	4,486	11,214
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	3,225	11,214
61 to 72 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	136,558	11,175
73 to 84 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	48	8,301
85 to 96 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	48	8,301
Thereafter [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 115	R$ 78,204